Derivative Instruments And Other Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Other Hedging Activities

NOTE 15 – DERIVATIVE INSTRUMENTS AND OTHER HEDGING ACTIVITIES

At December 31, 2012 and 2011, the information pertaining to outstanding derivative instruments is as follows.

(Dollars in thousands)	Balance Sheet Location	Asset Derivatives Fair Value		Balance Sheet Location	Liability Derivatives Fair Value
		2012	2011		2012	2011
Derivatives designated as hedging instruments under ASC Topic 815
Interest rate contracts	Other assets	$499	$71	Other liabilities	$1,843	$3,010

Total derivatives designated as hedging instruments under ASC Topic 815		$499	$71		$1,843	$3,010

Derivatives not designated as hedging instruments under ASC Topic 815
Interest rate contracts	Other assets	$25,940	$25,391	Other liabilities	$25,940	$25,391
Forward sales contracts	Other assets	2,774	—	Other liabilities	343	—
Written and purchased options	Other assets	12,906	7,564	Other liabilities	8,764	6,609

Total derivatives not designated as hedging instruments under ASC Topic 815		$41,620	$32,955		$35,047	$32,000

(Dollars in thousands)	Asset Derivatives Notional Amount		Liability Derivatives Notional Amount
	2012	2011	2012	2011
Derivatives designated as hedging instruments under ASC Topic 815
Interest rate contracts	$35,000	$10,000	$35,000	$60,000

Total derivatives designated as hedging instruments under ASC Topic 815	$35,000	$10,000	$35,000	$60,000

Derivatives not designated as hedging instruments under ASC Topic 815
Interest rate contracts	$374,536	$293,794	$374,536	$293,794
Forward sales contracts	212,028	—	53,269	—
Written and purchased options	388,793	158,164	185,885	158,164

Total derivatives not designated as hedging instruments under ASC Topic 815	$975,357	$451,958	$613,690	$451,958

At December 31, 2012 and 2011, the Company was required to post $2,650,000 and $1,210,000 in cash as collateral for its derivative transactions, which is included in interest-bearing deposits in banks on the Company’s consolidated balance sheets. The Company does not anticipate additional assets will be required to be posted as collateral, nor does it believe additional assets would be required to settle its derivative instruments immediately if contingent features were triggered at December 31, 2012. As permitted by generally-accepted accounting principles, the Company does not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against recognized fair value amounts of derivatives executed with the same counterparty under a master netting agreement.

During the years ended December 31, 2012 and 2011, the Company has not reclassified into earnings any gain or loss as a result of the discontinuance of cash flow hedges because it was probable the original forecasted transaction would not occur by the end of the originally specified term.

At December 31, 2012, the fair value of derivatives that will mature within the next twelve months is $788,000. The Company does not expect to reclassify any amount from accumulated other comprehensive income into interest income over the next twelve months for derivatives that will be settled.

At December 31, 2012 and 2011, and for the years then ended, the information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows.

(Dollars in thousands)	Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2012	2011		2012	2011		2012	2011
Interest rate contracts	$(874)	$(1,911)	Other income (expense)	$(1,618)	$(1,723)	Other income (expense)	$—	$—

Total	$(874)	$(1,911)		$(1,618)	$(1,723)		$—	$—

(Dollars in thousands)	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments under ASC Topic 815		2012	2011
Interest rate contracts	Other income (expense)	$(1)	$(2)
Forward sales contracts	Mortgage income	2,431	—
Written and purchased options	Mortgage income	7,119	937

Total		$9,549	$935

At December 31, 2012 and 2011, additional information pertaining to outstanding interest rate swap agreements is as follows:

(Dollars in thousands)	2012	2011
Weighted average pay rate	3.3%	3.8%
Weighted average receive rate	0.3%	0.3%
Weighted average maturity in years	7.1	6.8
Unrealized gain (loss) relating to interest rate swaps	$(1,344)	$(2,939)